Other Financial Assets At Amortised Cost (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Other Financial Assets at Amortised Cost

	30 June 2019 £m	31 December 2018 £m
Asset backed securities	454	719
Debt securities	6,682	6,509

	7,136	7,228